UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 09/30/2022

Date of reporting period: 03/31/2022

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual reports to Shareholders of the Timber Point Global Allocations Fund (formerly, the Crow Point Global Tactical Allocation Fund) and the Timber Point Alternative Income Fund (formerly, the Crow Point Alternative Income Fund) (the “Funds”), each a series of the 360 Funds (the “registrant”), for the period ended March 31, 2022 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1), as amended, is filed herewith.

Timber Point Global Allocations Fund

Institutional Class Shares (Ticker Symbol: CGHIX)

Timber Point Alternative Income Fund

Institutional Class Shares (Ticker Symbol: AIIFX)

Series of the

360 Funds

SEMI-ANNUAL REPORT

March 31, 2022

Investment Adviser:

Timber Point Capital Management LLC

555 Pleasantville Road, Suite N202

Briarcliff Manor, NY 10510

1-877-244-6235

www.timberpointcapital.com

Distributed by Matrix 360 Distributors, LLC

Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Funds’ prospectus.

IMPORTANT NOTE: As permitted by regulations adopted by the SEC, paper copies of the Timber Point Funds’ shareholder reports are no longer being sent by mail unless you specifically requested paper copies of the reports from a Timber Point Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports are being made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. You may elect to receive all future reports in paper free of charge. You can inform a Timber Point Fund or your financial intermediary that you wish to receive paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Timber Point Funds complex/your financial intermediary..

Timber Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Timber Point Global Allocations Fund

March 31, 2022 (Unaudited)

The investment objective of the Timber Point Global Allocations Fund (the “Global Fund”) is to seek superior risk adjusted total returns by investing across a wide variety of global assets.

The Global Fund intends to achieve its investment objective by utilizing an asset allocation strategy to invest in a global portfolio of uncorrelated assets that can include exposure, through underlying vehicles, to common stocks and other investments. The Global Fund will invest primarily in common stocks of all issuers, exchange-traded funds (“ETFs”), mutual funds, closed-end funds, and private funds such as hedge funds, private equity funds, and fund-of-funds. The Global Fund, through underlying vehicles and securities in which it invests, may invest in non-U.S. companies (including those in emerging markets). The Global Fund may also invest directly in debt securities of any maturity or credit quality, including debt securities that are convertible into common or preferred stocks and high-yield bonds (commonly referred to as “junk bonds”). High-yield bonds are securities rated at the time of purchase BB or Ba and below by credit rating agencies such as Moody's and Standard & Poor's. The Fund actively trades portfolio positions and therefore has a high portfolio turnover rate.

The Global Fund will invest directly or indirectly in derivatives for both hedging purposes and to increase returns. The Global Fund will invest in derivatives including equity, total return, and currency swap agreements; futures contracts and options on futures contracts (including with respect to index and commodities); and forward currency contracts.

The Global Fund may also engage in short sales for either hedging or speculative purposes. A short sale involves the sale of a security that the Global Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefor) later and at a lower price and profiting from the price decline. Similarly, when taking short positions with respect to securities through investments in derivative instruments, the Adviser is expecting the value of such securities to fall during the period of the Global Fund’s investment exposure. The Global Fund may purchase or sell options for hedging purposes. The Global Fund will not engage in naked put writing and the value of any options will be less than the Global Fund’s net assets.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets*
Exchange-Traded Funds	60.84%
Mutual Funds	14.17%
Closed-End Fund	3.32%
Common Stock	8.19%
Preferred Stock	0.94%
Warrants	0.78%
Put Options Purchased	0.18%
Mortgage Backed Securities	0.01%
Asset Backed Securities	0.01%
Call Options Written	(0.01)%
Other, Cash and Cash Equivalents	11.57%
100.00%

* The percentages in the above table are based on the portfolio holdings of the Global Fund as of March 31, 2022 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Consolidated Schedule of Investments.

Timber Point Funds	SEMI-ANNUAL REPORT

INVESTMENT HIGHLIGHTS

Timber Point Alternative Income Fund

March 31, 2022 (Unaudited)

The investment objective of the Timber Point Alternative Income Fund (the “Income Fund”) is to seek superior risk adjusted returns by investing in income oriented securities.

The Income Fund seeks to obtain its investment objective by allocating assets among credit-related instruments such as corporate bonds, municipal bonds, mortgage and asset-backed securities, and floating-rate securities. The Income Fund is designed to generate more of its income and returns from assets with less yield-curve risk than traditional duration-sensitive bonds. The Income Fund may invest in debt securities of any maturity and any quality, including below-investment grade debt (also known as “junk bonds”). The Fund is actively traded and, therefore, will have a high portfolio turnover rate.

The Income Fund may also invest in equity securities including those of private funds, such as hedge funds and private equity funds, exchange-traded-notes (ETNs”), exchange-traded funds (“ETFs”), mutual funds, and publicly traded and non-publicly traded business development companies (“BDCs”). Investments in illiquid private funds, including illiquid hedge funds and private equity funds, will be limited to no more than 15% of the Income Fund’s net assets. The Income Fund may invest in equity securities of any market capitalization. The Income Fund may invest without limitation in investments tied economically to any country in the world, including emerging market countries.

Allocation of Portfolio Holdings

Asset Class/Industry Sector	Percentage of Net Assets
Exchange-Traded Funds	23.08%
Closed-End Fund	5.85%
Preferred Stock	1.26%
Put Options Purchased	0.09%
Warrants	0.08%
Mortgage Backed Securities	0.06%
Asset Backed Securities	0.03%
Other, Cash and Cash Equivalents	69.55%
100.00%

The percentages in the above table are based on the portfolio holdings of the Income Fund as of March 31, 2022 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 8.19%	Shares	Value

Banks - 0.49%
PNC Financial Services Group, Inc.	800	$147,560

Building Materials - 0.43%
Vulcan Materials Co.	700	128,590

Commercial Services - 0.14%
Core Scientific, Inc. (a)	5,000	41,150

Diversified Financial Services - 0.63%
Visa, Inc. - Class A	850	188,504

Healthcare - Products - 0.52%
Medtronic PLC - Ireland	1,405	155,885

Insurance - 1.17%
Berkshire Hathaway, Inc. (a)	1,000	352,910

Internet - 1.18%
Meta Platforms, Inc. (a)	1,600	355,776

Machinery - Diversified - 0.57%
Urban-Gro, Inc. (a)	16,000	171,840

Media - 0.91%
Walt Disney Co.	2,000	274,320

Pharmaceuticals - 0.60%
Inhibikase Therapeutics, Inc. (a)	65,000	96,200
Tilray Brands, Inc. (a)	11,000	85,470
		181,670
Real Estate - 0.83%
Harbor Custom Development, Inc. (a)	110,000	250,800

Retail - 0.72%
Starbucks Corp.	2,400	218,328

TOTAL COMMON STOCK (Cost $2,941,252)		2,467,333

PREFERRED STOCK - 0.94%

Real Estate - 0.50%
Harbor Custom Development, Inc. - Series A, 8.00%	10,000	151,200

Retail - 0.44%
Fat Brands, Inc. - Series B, 8.25%	10,000	131,000

TOTAL PREFERRED STOCK (Cost $474,150)		282,200

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)	SEMI-ANNUAL REPORT

CLOSED-END FUND - 3.32%	Shares	Value

Variant Alternative Income Fund	35,663	$1,000,357

TOTAL CLOSED-END FUNDS (Cost $1,000,000)		1,000,357

EXCHANGE-TRADED FUNDS - 60.84%

Alternative Funds - 0.28%
ProShares Bitcoin Strategy ETF (a)	3,000	85,680

Commodity Funds - 2.50%
iShares Gold Trust (a)	16,000	589,280
KraneShares Global Carbon ETF	3,500	163,310
		752,590
Equity Funds - 58.06%
Defiance Hotel Airline and Cruise ETF (a)	11,000	237,930
Direxion Daily S&P 500 Bull 3X	12,000	1,437,600
Invesco QQQ Trust Series 1	2,500	906,350
Invesco S&P 500 Equal Weight ETF (b)	32,500	5,125,575
iShares Core MSCI Emerging Markets ETF	10,100	561,055
iShares Core MSCI Europe ETF	18,020	962,268
iShares Core MSCI Pacific ETF	11,530	702,177
iShares Core S&P 500 ETF (b)	4,500	2,041,605
iShares Core S&P Mid-Cap ETF (b)	8,020	2,152,087
iShares Core S&P Small-Cap ETF	15,000	1,618,200
iShares MSCI Canada ETF	8,100	325,701
iShares MSCI Frontier and Select EM ETF	13,500	438,885
SPDR S&P Insurance ETF	4,500	189,135
SPDR S&P Regional Banking ETF	5,000	344,500
VanEck Agribusiness ETF	4,200	439,068
		17,482,136

TOTAL EXCHANGE-TRADED FUNDS (Cost $18,338,831)		18,320,406

MUTUAL FUNDS - 14.17%

Asset Allocation Fund - 10.91%
Timber Point Alternative Income Fund - Institutional Class (d)	400,988	3,284,086

Equity Fund - 3.26%
LS Opportunity Fund - Institutional Class	58,755	982,375

TOTAL MUTUAL FUNDS (Cost $4,193,064)		4,266,461

WARRANTS - 0.78%
FAT Brands, Inc., $5.00, 06/30/2025 (a)	50,000	226,000
Harbor Custom Development, Inc., $5.00, 06/10/2026 (a)	12,500	4,377
Harbor Custom Development, Inc., $2.97, 10/04/2026 (a)	22,500	4,727

TOTAL WARRANTS (Cost $850)		235,104

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 0.02%	Principal Amount	Value

Asset Backed Securities - 0.01%
Countrywide Asset-Backed Certificates, 5.216%, 10/25/2017 (b) (e) (f)	$1,304	$1,319
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033 (b)	25	25

Total Asset Backed Securities (Cost $1,329)		1,344

Mortgage Backed Securities - 0.01%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036 (b)	1,225	1,134
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.118%, 09/25/2036 (b) (e)	6,732	2,505

Total Mortgage Backed Securities (Cost $4,371)		3,639

TOTAL BONDS & NOTES (Cost $5,700)		4,983

OPTIONS PURCHASED - 0.18%

		Notional	Exercise
PUT OPTIONS PURCHASED - 0.18%	Contracts [1]	Amount	Price	Expiration
Invesco DB Agriculture Fund	200	$380,000	$19.00	7/15/2022	6,600
United States Oil Fund LP	100	600,000	60.00	12/16/2022	46,600

TOTAL OPTIONS PURCHASED (Cost $52,238)					53,200

SHORT-TERM INVESTMENT - 9.96%	Shares

Federated Hermes Government Obligations Fund - Institutional Shares, 0.14% (c)	3,000,879	3,000,879

TOTAL SHORT-TERM INVESTMENT (Cost $3,000,879)		3,000,879

TOTAL INVESTMENTS (Cost $30,006,964) - 98.40%		29,630,923

OPTIONS WRITTEN (Premiums Received $9,652) - (0.01)%		(4,290)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.61%		485,367

NET ASSETS - 100%		$30,112,000

(a) Non-income producing security.
(b) All or a portion of the security is segregated as collateral for options written.
(c) Rate shown represents the 7-day effective yield at March 31, 2022 is subject to change and resets daily.
(d) Affiliated investment company. See Note 6.
(e) Variable rate security - Interest rate shown represents the rate on March 31, 2022.
(f) Principal payments are still being received, not yet matured.

[1] Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange-Traded Fund
LP - Limited Partnership
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

TIMBER POINT GLOBAL ALLOCATIONS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - WRITTEN OPTIONS
March 31, 2022 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.01%)
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.01)%	Contracts [1]	Amount	Price	Expiration	Value

Tilray Brands, Inc.	110	$110,000	$10.00	4/14/2022	$4,290

TOTAL PUT OPTIONS WRITTEN (Premiums Received $9,652)					4,290

TOTAL OPTIONS WRITTEN (Premiums Received $9,652)					$4,290

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)	SEMI-ANNUAL REPORT

PREFERRED STOCK - 1.26%	Shares	Value

Banks - 0.60%
State Street Corp. - Series D, 5.90%	2,000	$51,400
Truist Financial Corp. - Series O, 5.25%	2,000	50,420
		101,820
Real Estate - 0.66%
Harbor Custom Development, Inc.	7,500	113,400

TOTAL PREFERRED STOCK (Cost $222,265)		215,220

CLOSED END FUNDS - 5.85%

Alternative Funds - 5.85%
Variant Alternative Income Fund	35,663	1,000,357

TOTAL CLOSED END FUNDS (Cost $1,000,000)		1,000,357

EXCHANGE-TRADED FUNDS - 23.08%

Alternative Funds - 0.50%
ProShares Bitcoin Strategy ETF	3,000	85,680

Commodity Funds - 1.35%
iShares Gold Trust (a)	5,000	184,150
KraneShares Global Carbon Strategy ETF (a)	1,000	46,660
		230,810
Debt Funds - 3.19%
Invesco Senior Loan ETF (b+)	25,000	544,250

Equity Funds - 18.04%
Direxion Daily S&P 500 Bull 3X	2,000	239,600
Global X S&P 500 Covered Call ETF (b)	31,950	1,582,164
Invesco S&P 500 Equal Weight ETF (b)	4,000	630,840
iShares Select Dividend ETF (b)	4,000	512,520
SPDR S&P Regional Banking ETF	1,700	117,130
		3,082,254

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,829,749)		3,942,994

WARRANTS - 0.08%

Harbor Custom Development, Inc. (a)	37,500	13,129

TOTAL WARRANTS (Cost $375)		13,129

BONDS & NOTES - 0.09%	Principal Amount

Asset Backed Securities - 0.03%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, 4.920%, due 12/25/2033 (d)	$212	272
Countrywide Asset-Backed Certificates, 5.216%, due 10/25/2017 (d) (f)	3,912	3,958
GE Capital Mortgage Services, Inc. 1999-HE1 Trust, 6.265%, due 04/25/2029	127	125
RASC Series 2003-KS4 Trust, 3.870%, due 05/25/2033	42	42

Total Asset Backed Securities (Cost $4,290)		4,397

TIMBER POINT ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)	SEMI-ANNUAL REPORT

BONDS & NOTES - 0.09% (continued)	Principal Amount	Value

Mortgage Backed Securities - 0.06%
Banc of America Funding 2006-2 Trust, 5.750%, due 03/25/2036	$3,676	$3,400
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.118%, due 09/25/2036 (d)	20,198	7,516

Total Mortgage Backed Securities (Cost $13,044)		10,916

TOTAL BONDS & NOTES (Cost $17,334)		15,313

OPTIONS PURCHASED - 0.09%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.09%	Contracts [1]	Amount	Price	Expiration	Value
Invesco DB Agriculture Fund	60	$250,000	$19.00	7/15/2022	$1,980
United States Oil Fund LP	30	$250,000	$60.00	12/16/2022	$13,980

TOTAL OPTIONS PURCHASED (Cost $15,671)					15,960

SHORT-TERM INVESTMENT - 18.75%	Shares	Value

Federated Hermes Government Obligations Fund - Institutional Shares, 0.14% (c)	3,204,187	$3,204,187

TOTAL SHORT-TERM INVESTMENT (Cost $3,204,187)		3,204,187

TOTAL INVESTMENTS (Cost $8,289,581) - 49.20%		$8,407,160

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 50.80%		8,679,711

NET ASSETS - 100%		$17,086,871

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Rate shown represents the 7-day effective yield at March 31, 2022, is subject to change and resets daily.

(d) Variable rate security - Interest rate shown represents the rate on March 31, 2022.

(f) Principal payments are still being received, not yet matured.

1 Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange-Traded Fund

LP - Limited Partnership

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)	SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund (a)	Timber Point Alternative Income Fund
Assets:
Investment securities:
Unaffiliated Securities at Cost	$26,813,901	$8,289,581
Affiliated Securities at Cost	3,193,063	—
Total Securities at Cost	30,006,964	8,289,581
Unaffiliated Securities at Value	26,346,837	8,407,160
Affiliated Securities at Value	3,284,086	—
Deposits at broker:
For options written - Goldman Sachs & Co. LLC	—	27,316
Receivables:
Interest	159	24,827
Dividends	4,180	1,795
Investment securities sold	543,514	8,632,760
Fund shares sold	1,425	—
Prepaid expenses and other assets	19,660	8,490
Total assets	30,199,861	17,102,348

Liabilities:
Options written:
Premiums received from options written	9,652	—
Total proceeds and premiums from options written	9,652	—
Options written at value	4,290	—
Total options written at value	4,290	—
Payables:
Fund shares redeemed	48,379	—
Due to adviser	14,200	1,705
Due to broker	7,642
Due to administrator	12,604	9,802
Accrued expenses	746	3,970
Total liabilities	87,861	15,477
Net Assets	$30,112,000	$17,086,871

Sources of Net Assets:
Paid-in capital	$32,767,124	$19,252,295
Total accumulated losses	(2,655,124)	(2,165,424)
Total Net Assets	$30,112,000	$17,086,871

Institutional Class Shares:
Net assets	$30,112,000	$17,086,871
Shares Outstanding ($0 par value, Unlimited shares of beneficial interest authorized)	2,981,014	2,086,983
Net Asset Value, Offering and Redemption Price Per Share	$10.10	$8.19

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF OPERATIONS

March 31, 2022 (Unaudited)	SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund (a)	Timber Point Alternative Income Fund

	For the	For the
	Six Month Period Ended	Six Month Period Ended
	March 31, 2022	March 31, 2022
	(Unaudited)	(Unaudited)

Investment income:
Dividends	$201,173	$139,243
Dividends from affiliated funds	59,159	—
Interest	920	136,018
Total investment income	261,252	275,261

Expenses:
Management fees (Note 7)	143,765	69,964
Accounting and transfer agent fees and expenses	64,916	46,845
Trustee fees and expenses	11,302	11,302
Reports to shareholders	7,480	3,151
Custodian fees	10,651	4,388
Legal fees	11,483	8,478
Registration and filing fees	11,628	4,397
Non-12b-1 shareholder servicing expense	5,292	2,685
Audit fees	9,324	8,327
Interest expense	4,104	1,196
Compliance officer fees	8,251	7,738
Miscellaneous	4,410	6,196
Pricing fees	4,488	21,283
Insurance	2,733	1,349
Total expenses	299,827	197,299
Less:
Fees waived by Adviser (Note 7)	(40,142)	(47,428)
Fees waived by Adviser for affiliated holdings (Note 7)	(15,173)	—
Net expenses	244,512	149,871

Net investment income	16,740	125,390

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	(529,831)	(376,706)
Options written	118,431	15,687
Securities sold short	10,936	23,657

Net realized loss on investments, options written and securities sold short	(400,464)	(337,362)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	63,281	(275,762)
Affiliated Investments	(148,090)	—
Options written	12,656	973
Net change in unrealized appreciation (depreciation) on investments, options written and securities sold short	(72,153)	(274,789)

Net loss on investments, options written and securities sold short	(472,617)	(612,151)

Net decrease in net assets resulting from operations	$(455,877)	$(486,761)

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Timber Point Global Allocations Fund (a)

	For the Six Month Period Ended March 31, 2022	For the Year Ended September 30, 2021
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$16,740	$(163,320)
Net realized gain (loss) from investments, options written, securities sold short and swaps	(400,464)	5,944,775

Net change in unrealized depreciation on investments, foreign security transactions, options written, securities sold short and swaps	(72,153)	(824,547)
Net increase (decrease) in net assets resulting from operations	(455,877)	4,956,908

Distributions to shareholders from:
Total distributable earnings - Institutional Class	—	(228,929)
Total distributions	—	(228,929)

From shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	1,429,680	15,295,970
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	—	171,370
Payments for shares redeemed:
Institutional Class	(6,100,492)	(23,544,713)

Decrease in net assets from transactions in shares of beneficial interest	(4,670,812)	(8,077,373)

Decrease in net assets	(5,126,689)	(3,349,394)

Net Assets:
Beginning of year	35,238,689	38,588,083

End of year	$30,112,000	$35,238,689

Capital share activity:
Institutional Class:
Shares Sold	138,513	1,475,741
Shares Reinvested	—	17,001
Shares Redeemed	(594,279)	(2,289,692)
Net decrease in shares of beneficial interest outstanding	(455,766)	(796,950)

(a) Amounts for the Timber Point Global Allocations Fund are consolidated.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SEMI-ANNUAL REPORT

	Timber Point Alternative Income Fund

	For the	For the
	Six Month Period Ended	Year Ended
	March 31, 2022	September 30, 2021
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$125,390	$362,291
Net realized gain (loss) from investments, options written and securities sold short	(337,362)	450,672
Net change in unrealized appreciation on investments, options written and securities sold short	(274,789)	89,195
Net increase (decrease) in net assets resulting from operations	(486,761)	902,158

Distributions to shareholders from:
Total distributable earnings - Institutional Class	(311,180)	(404,052)
Total distributions	(311,180)	(404,052)

From shares of beneficial interest:
Proceeds from shares sold:
Institutional Class	1,021,487	3,088,467
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	250,499	312,593
Payments for shares redeemed:
Institutional Class	(806,536)	(3,281,015)
Increase in net assets from transactions in shares of beneficial interest	465,450	120,045

Increase (decrease) in net assets	(332,491)	618,151

Net Assets:
Beginning of year	17,419,362	16,801,211

End of year	$17,086,871	$17,419,362

Capital share activity:
Institutional Class:
Shares Sold	118,635	366,143
Shares Reinvested	29,471	37,125
Shares Redeemed	(95,437)	(388,641)
Net increase in shares of beneficial interest outstanding	52,669	14,627

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each of the years or periods indicated.

	Timber Point Global Allocations Fund

	Institutional Class
	For the		For the	For the		For the		For the		For the	For the
	Six Month Period Ended		Year Ended	Year Ended		Year Ended		Period Ended		Year Ended	Year Ended
	March 31, 2022 (b)		September 30, 2021 (b)	September 30, 2020 (b)		September 30, 2019		September 30, 2018 (a)		May 31, 2018	May 31, 2017
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.25		$9.11	$9.04		$9.28		$8.89		$8.39	$8.26

Investment Operations:
Net investment income (loss) (1)	0.01		(0.04)	0.03		0.09		0.03		0.10	0.36
Net realized and unrealized gain (loss) on investments, options written, securities sold short and swaps	(0.16)		1.24	0.13	(10)	(0.25)		0.36		0.49	0.11
Total from investment operations	(0.15)		1.20	0.16		(0.16)		0.39		0.59	0.47

Distributions:
From net investment income	—		(0.06)	(0.09)		(0.08)		—		(0.10)	(0.22)
From return of capital	—		—	—		—		—		—	(0.12)
Total distributions	—		(0.06)	(0.09)		(0.08)		—		(0.10)	(0.34)

Paid in capital from redemption fees	—		—	—		—		0.00	(8)	0.01	0.00	(8)

Net Asset Value, End of Year/Period	$10.10		$10.25	$9.11		9.04		$9.28		$8.89	$8.39

Total Return (2)	(1.56	)%(5)	13.20%	1.73	%(9)	(1.68	)%(9)	4.39	%(5)	7.22%	5.82	%(7)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$30,112		$35,239	$38,588		22,789		$16,428		$9,926	$3,583

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	1.88	%(6)	1.79%	2.23%		2.41%		2.69	%(6)	3.55%	3.75%
After fees waived and expenses reimbursed	1.53	%(6)	1.58%	1.46%		1.32%		1.07	%(6)	1.14%	1.05%

Ratios of expenses to average net assets (excluding dividends and interest on margin account) (3):
Before fees waived and expenses reimbursed	1.85	%(6)	1.72%	2.13%		2.32%		2.54	%(6)	3.41%	3.75%
After fees waived and expenses reimbursed	1.51	%(6)	1.50%	1.36%		1.23%		0.92	%(6)	1.00%	1.05%

Ratios of net investment income (loss) to average net assets (3) (4)	0.10	%(6)	(0.42)%	0.31%		1.01%		0.96	%(6)	1.16%	4.36%

Portfolio turnover rate	148	%(5)	374%	385%		176%		73	%(5)	324%	101%

(a)	Represents the period from June 1, 2018 through September 30, 2018
(b)	Amounts for the years ended September 30, 2020 and September 30, 2021 and the six month period ended March 31, 2022 are consolidated.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any. Total returns shown exclude the effect of applicable redemption fees.
(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	As a result of a trade error, the Timber Point Global Allocation Fund (formerly the Crow Point Global Tactical Allocation Fund) experienced a loss of $10,469 for the year ended May 31, 2017, which was reimbursed by the Adviser. There was no effect on total return due to the trade error.
(8)	Amount represents less than $0.01 per share.
(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(10)	The amount of net realized and unrealized gain on investment per share for the year ended September 30, 2020, does not accord with the amounts in the Consolidated Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

TIMBER POINT FUNDS
FINANCIAL HIGHLIGHTS

SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years or period indicated.

	Timber Point Alternative Income Fund

	Institutional Class
	For the		For the	For the		For the
	Six Month Period Ended		Year Ended	Year Ended		Period Ended
	March 31, 2022		September 30, 2021	September 30, 2020		September 30, 2019 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$8.56		$8.32	$8.54		$8.30

Investment Operations:
Net investment income (1)	0.06		0.18	0.09		0.07
Net realized and unrealized gain (loss) on investments, options written and securities sold short	(0.28)		0.26	(0.19)		0.17	(8)
Total from investment operations	(0.22)		0.44	(0.10)		0.24

Distributions:
From net investment income	(0.15)		(0.20)	(0.12)		—
Total distributions	(0.15)		(0.20)	(0.12)		—

Net Asset Value, End of Year/Period	$8.19		$8.56	$8.32		$8.54

Total Return (2)	(2.64	)%(5)	5.30%	(1.17	)%(7)	2.89	%(5) (7)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$17,087		$17,419	$16,801		$43

Ratios of expenses to average net assets (3):
Before fees waived and expenses reimbursed	2.26	%(6)	2.28%	2.97%		3.29	%(6)
After fees waived and expenses reimbursed	1.71	%(6)	1.78%	2.04%		2.11	%(6)

Ratios of expenses to average net assets (excluding dividends and interest) (3):
Before fees waived and expenses reimbursed	2.25	%(6)	2.25%	2.79%		3.18	%(6)
After fees waived and expenses reimbursed	1.70	%(6)	1.75%	1.86%		2.00	%(6)

Ratios of net investment income to average net assets (3) (4)	1.43	%(6)	2.09%	1.11%		1.42	%(6)

Portfolio turnover rate	137	%(5)	194%	287%		169	%(5)

(a)	The Timber Point Alternative Income Fund (formerly the Crow Point Alternative Income Fund) Institutional Shares commenced operations on February 12, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.
(2)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Not annualized.
(6)	Annualized.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(8)	The amount of net realized and unrealized gain on investment per share for the period, does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

The accompanying notes are an integral part of these financial statements.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

1.	ORGANIZATION

The Timber Point Global Allocations Fund (the “Global Fund”) and the Timber Point Alternative Income Fund (the “Income Fund”) (collectively, the “Funds”) were organized on October 6, 2017 as separate diversified series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund offers one class of shares, Institutional Class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 3.

b)            Short Sales – The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When Funds make a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Funds cover their short positions, the Funds will incur a loss; conversely, if the price declines, the Funds will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Funds sell securities short, they will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its Custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).

c)            Investment Companies – The Funds may invest in investment companies such as open-end funds (mutual funds), exchange-traded funds (“ETFs”) and closed-end funds (“CEFs”) (also referred to as “Underlying Funds”) subject to limitations as defined in the 1940 Act. Your cost of investing in the Funds will generally be higher than the cost of investing directly in the Underlying Funds. By investing in the Funds, you will indirectly bear fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the Funds’ direct fees and expenses. Also, with respect to dividends paid by the Underlying Funds, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

d)            Options – The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. If an option purchased by the Funds expires unexercised, the Funds realize a loss equal to the premium paid. If the Funds enter into a closing sale transaction on an option purchased by it, the Funds will realize a gain if the premium received by the Funds on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Funds expires on the stipulated expiration date or if the Funds enter into a closing purchase transaction, they will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If a call option written by the Funds is exercised, the proceeds of the sale will be increased by the net premium originally received and the Funds will realize a gain or loss. If a put option written by the Funds is exercised, the cost of the purchase will be decreased by the net premium originally received.

e)            Wholly Owned Subsidiary – The Global Fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary (the “Subsidiary”), which is expected to invest in one or a combination of (i) options, (ii) futures, (iii) forwards, (iv) spot contracts, or (v) swap contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Global Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Subsidiary is advised by the Timber Point Capital Management LLC (the “Adviser”) and acts as an investment vehicle in order to effect certain investments consistent with the Global Fund’s investment objectives and policies specified in the Global Fund’s prospectus and statement of additional information. The inception date of the Subsidiary was December 1, 2018. The wholly owned subsidiary was liquidated on March 22, 2022.

f)            Swap Agreements - The Funds may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Funds than if they had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Funds’ obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Funds’ obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Funds) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Funds’ portfolios.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Whether the Funds’ use of swap agreements enhances the Funds’ total return will depend on the adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds’ adviser will cause the Funds to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds’ repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

g)            Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

As of and during the six month period ended March 31, 2022, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statements of operations. During the six month period ended March 31, 2022, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax jurisdictions and certain state tax jurisdictions. As of and during the period ended September 30, 2018 and the years ended September 30, 2019 through September 30, 2021 and the six month period ended March 31, 2022 for the Global Fund; and the years ended September 30, 2019 through September 30, 2021 and the six month period ended March 31, 2022 for the Income Fund, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

h)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

i)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. There were no reclassifications necessary during the six month period ended March 31, 2022.

j)            Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income and expenses are recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees (the “Board”) has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, ETFs, mutual funds and CEFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculations that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds in which the Funds invest may default or otherwise cease to have market quotations readily available.

The Trustees of the 360 Funds adopted the M3Sixty Consolidated Valuation Procedures, which established a Valuation Committee to work with the Adviser and report to the Board on securities being fair valued or manually priced. The Independent Chairman and Trustee of the 360 Funds, along with the Trust’s Principal Financial Officer and Chief Compliance Officer are members of the Valuation Committee which meets at least monthly or, as required, to review the interim actions and coordination with the Adviser in pricing fair valued securities, and consideration of any unresolved valuation issues or a request to change the methodology for manually pricing a security. In turn, the Independent Chairman provides updates to the Board at the regularly scheduled board meetings as well as interim updates to the board members on substantive changes in a daily valuation or methodology issue.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of March 31, 2022.

Global Fund:

Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Common Stock (1)	$2,467,333	$—	$—	$2,467,333
Preferred Stock (1)	282,200	—	—	282,200
Closed-End Fund (1)	—	1,000,357	—	1,000,357
Exchange-Traded Funds (1)	18,320,406	—	—	18,320,406
Mutual Funds (1)	3,284,086	982,375	—	4,286,461
Warrants	235,104	—	—	235,104
Asset Backed Securities	—	1,344	—	1,344
Mortgage Backed Securities	—	3,639	—	3,639
Put Options Purchased	53,200	—	—	53,200
Short-Term Investment	3,000,879	—	—	3,000,879
Total Assets	$27,643,207	$1,987,715	$—	$29,630,923

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

3.	SECURITIES VALUATIONS (continued)

Financial Instruments – Liabilities
Classification	Level 1	Level 2	Level3	Totals
Call Options Written	$4,290	$—	$—	$4,290
Total Liabilities	$4,290	$—	$—	$4,290

(1) For a detailed break-out of common stock, preferred stock, ETFs and mutual funds by industry or asset class, please refer to the Consolidated Schedule of Investments.

Income Fund: Financial Instruments – Assets
Classification	Level 1	Level 2	Level 3	Totals
Preferred Stock (1)	$215,220	$—	$—	$215,220
Closed-End Fund (1)	—	1,000,357	—	1,000,357
Exchange-Traded Funds (1)	3,942,994	—	—	3,942,994
Warrants	13,129	—	—	13,129
Asset Backed Securities	—	4,397	—	4,397
Mortgage Backed Securities	—	10,916	—	10,916
Put Options Purchased	15,960	—	—	15,960
Short-Term Investment	3,204,187	—	—	3,204,187
Total Assets	$7,391,490	$1,015,670	$—	$8,407,160

(1) For a detailed break-out of common stock, preferred stock, ETFs and corporate bonds by industry or asset class, please refer to the Schedule of Investments.

The Funds did not hold any level 3 securities during the period.

4.	DERIVATIVES TRANSACTIONS

As of March 31, 2022 portfolio securities valued at $3,748,158 and $2,613,945 were held in escrow by the custodian as collateral for options written by the Global Fund and Income Fund, respectively.

As of March 31, 2022, the location on the Consolidated Statement of Assets and Liabilities for the Global Fund and Statement of Assets and Liabilities for the Income Fund for financial derivative instrument fair values is as follows:

Global Fund:
Assets	Location	Market Value
Put options purchased *	Unaffiliated Securities, at value	$53,200
Total Liabilities		$53,200

Global Fund:
Liabilities	Location	Market Value
Call options written *	Options written, at value	$4,290
Total Liabilities		$4,290

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

Income Fund:
Assets	Location	Market Value
Put options purchased *	Unaffiliated Securities, at value	$15,960
Total Liabilities		$15,960

* All options purchased and written by the Funds contained equity exposure.

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six month period ended March 31, 2022 are recorded in the following locations in the Consolidated Statement of Operations for the Global Fund and the Statement of Operations for the Income Fund:

Global Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$963
Call options written	Options written	5,362
Put options written	Options written	7,294
		$13,619

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Unaffiliated Investments	$(4,722)
Call options written	Options written	55,935
Put options written	Options written	62,496
		$113,709

Income Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts
Put options purchased	Unaffiliated Investments	$289
Put options written	Options written	973
		$1,262

Net realized gain (loss) on:	Location	Equity Contracts
Call options written	Options written	$9,928
Put options written	Options written	5,759
		$15,687

Timber Point Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

March 31, 2022 (Unaudited)

4.	DERIVATIVES TRANSACTIONS (continued)

The following tables indicate the average volume for the period:

Global Fund	Average Notional Value
Call Options Purchased	$28,571
Put Options Purchased	140,000
Call Options Written	(158,000)
Put Options Written	(481,357)

Income Fund	Average Notional Value
Call Options Purchased	$—
Put Options Purchased	42,000
Call Options Written	(31,786)
Put Options Written	(77,929)

5.	INVESTMENT TRANSACTIONS

For the six month period ended March 31, 2022, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

	Purchases	Sales
Global Fund	$39,645,351	$38,245,859
Income Fund	19,519,350	30,067,671

There were no U.S. Government securities purchased or sold during the period by the Funds.

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Funds have ownership of at least 5% of the voting securities or of common management. Companies which are affiliates of the Funds at March 31, 2022, are noted in the Global Fund’s Consolidated Schedule of Investments. The Income Fund is a mutual fund which is considered affiliated because it is of common management of the Adviser. As of March 31, 2022, the Income Fund is the only remaining affiliated fund of the Global Fund. The Income Fund was not invested in any affiliated funds at March 31, 2022

Transactions with affiliated companies during the six month period ended March 31, 2022 were as follows:

Global Fund:	Value as of September 30, 2021	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases		Sales	Value as of March 31, 2022	Income received
Income Fund	$3,393,156	$—	$(148,090)	$39,020	(1)	$—	$3,284,086	$59,159
Total	$3,393,156	$—	$(148,090)	$39,020	(1)	$—	$3,284,086	$59,159

(1) Represents dividends reinvested.

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS March 31, 2022 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser. Under the Advisory Agreements, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds in accordance with applicable law and the investment objectives, policies and restrictions set forth in the Funds’ current Prospectuses and Statements of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment advisor to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with their investment objectives, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.

Under the terms of the Advisory Agreements with the Funds, the Adviser receives a monthly management fee equal to annual rates of the Funds’ net assets as follows:

Management Fee Rates
Global Fund	0.90%
Income Fund	0.80%

For the six month period ended March 31, 2022, the Adviser earned management fees as follows:

Management Fees
Global Fund	$143,765
Income Fund	69,964

The Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on securities sold short and other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Funds’ business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through January 31, 2023. These operating expense limitation agreements can be terminated only by, or with the consent of, the Board.

For the six month period ended March 31, 2022, the Adviser waived advisory fees and reimbursed expenses as follows:

	Advisory Fees Waived	Expenses Reimbursed
Global Fund	$40,142	$—
Income Fund	47,428	—

The Global Fund invested a portion of its assets in the Income Fund, which is an affiliated Fund (Note 6). As such, the Adviser has agreed to waive its advisory fees on the portions of the Global Fund’s assets that are invested in the Income Fund.

For the six month period ended March 31, 2022, the Adviser waived advisory fees related to assets invested in the affiliated funds as follows:

Affiliated Funds Advisory Fees Waived
Global Fund	$15,173

These waivers are in addition to amounts waived pursuant to the contractual expense limitations detailed in the above paragraphs and are not recoupable.

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS March 31, 2022 (Unaudited)

7.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Expense waivers and reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expenses limits in place at the time of the waiver or reimbursement and the recoupment. Expense waivers and reimbursements made by the Former Adviser are also subject to possible recoupment by the Adviser under the same terms. As of March 31, 2022, the total amount of expenses waived/reimbursed subject to recapture and their expiration dates, pursuant to the waiver agreements, was as follows:

	Amount Subject to Recoupment	Expiration Dates
Global Fund	$181,052	September 30, 2022
Global Fund	169,994	September 30, 2023
Global Fund	54,989	September 30, 2024
Global Fund	40,142	September 30, 2025
Income Fund	123,012	September 30, 2022
Income Fund	121,629	September 30, 2023
Income Fund	86,431	September 30, 2024
Income Fund	47,428	September 30, 2025

The Funds have entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; and (j) maintaining shareholder account records.

For the six month period ended March 31, 2022, M3Sixty earned fees pursuant to the ICSA as follows:

ICSA Fees
Global Fund	$64,916
Income Fund	46,845

The Funds have also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-l of the 1940 Act, to the Funds for the year and on the terms and conditions set forth in the CCO Agreement.

For the six month period ended March 31, 2022, M3Sixty earned fees pursuant to the CCO Agreement as follows:

CCO Agreement Fees
Global Fund	$8,251
Income Fund	7,738

Certain officers of the Funds are also employees or officers of M3Sixty.

Matrix 360 Distributors, LLC (the “Distributor”) acts as the principal underwriter and distributor (the “Distributor”) of each Fund’s shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of the Funds’ shares pursuant to a Distribution Agreement (the “Distribution Agreement”) approved by the Trustees. The Distribution Agreement between the Funds and the Distributor requires the Distributor to use all reasonable efforts in connection with the distribution of the Funds’ shares. However, the Distributor has no obligation to sell any specific number of shares and will only sell shares for orders it receives.

The Distributor is an affiliate of M3Sixty.

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS March 31, 2022 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS

The tax character of distributions during the six month period ended March 31, 2022, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$—	$—
Income Fund	311,180	—

The tax character of distributions during the year ended September 30, 2021, was as follows:

	Ordinary Income	Long-Term Capital Gains
Global Fund	$228,929	$—
Income Fund	404,052	—

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at September 30, 2021, the Funds’ most recent fiscal year end, was as follows:

	Undistributed Ordinary Income	Post-October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Losses
Global Fund	$2	$(211,729)	$(1,508,928)	$—	$(478,592)	$(2,199,247)
Income Fund	254,588	—	(1,958,171)	(8,855)	344,955	(1,367,483)

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships. In addition, the amount listed under other book/tax differences for the Income Fund is primarily attributable to unamortized organization expenses.

Capital losses incurred after October 31 and ordinary losses incurred after December 31within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At September 30, 2021, the Funds deferred capital and ordinary losses as follows:

	Post-October Capital Losses	Late Year Ordinary Losses
Global Fund	$—	$211,729
Income Fund	—	—

At September 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total
Global Fund	$1,334,584	$174,344	$1,508,928
Income Fund	1,958,171	—	1,958,171

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), and adjustments for paydowns and partnerships, resulted in reclassifications for the year ended September 30, 2021, as follows:

	Paid-in Capital	Total Accumulated Losses
Global Fund	$(1,093,081)	$1,093,081
Income Fund	—	—

Timber Point Funds	SEMI-ANNUAL REPORT
NOTES TO THE FINANCIAL STATEMENTS March 31, 2022 (Unaudited)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX MATTERS (continued)

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2022, were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Global Fund	$30,177,378	$1,036,299	$(1,587,044)	$(550,745)
Income Fund	8,336,919	138,980	(68,739)	70,241

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

10.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

11.	RECENT AND SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12.	NOVEL CORONAVIRUS PANDEMIC

An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 began in China in December 2019 and continues today. The spread of the coronavirus resulted in travel and border restrictions, quarantines, curfews, and restrictions on large gatherings. Government measures to limit the spread of the virus include enhanced health screenings at ports of entry and elsewhere and prolonged quarantines for many people. Despite these measures, the virus’ spread resulted in a large number of deaths, disrupted global healthcare systems and supply chains. As a result, 2020 and early 2021 caused lower consumer demand for a wide range of products and services and general concern and uncertainty. While governments took unprecedented action to limit disruptions to the financial system, global financial markets experienced significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. Since early 2021, the widespread distribution of vaccines helped stabilize some financial markets and reopen some economies, and significant government stimulus mitigated economic damages to the global economy. But the spread of COVID-19 adversely affected the economies of many nations and the entire global economy, in general. Still, global markets are concerned over the pace of economic recovery globally, the potential for inflation because of the government stimulus, and further disruption due to the emergence of highly contagious COVID-19 variants, such as the “delta”, “omicron” and other variants. At this time, the Fund cannot determine the full extent of the impact of COVID-19 and its variants on the Funds’ performance, which will depend on future developments, including the duration and the continued spread of the outbreak.

Timber Point Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION March 31, 2022 (Unaudited)

The Trust, on behalf of the Funds, files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Forms N-PORT by visiting the Commission’s website at http://www.sec.gov. The filed forms may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

 A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

 Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

 Shareholder Tax Information - The Funds are required to advise you within 60 days of the Funds’ fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Global Fund did not pay any distributions during the six month period ended March 31, 2022. The Income Fund paid $311,180 of ordinary income distributions during the six month period ended March 31, 2022.

Tax information is reported from the Funds’ fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2023 to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their own tax advisors.

Timber Point Funds	SEMI-ANNUAL REPORT
ADDITIONAL INFORMATION March 31, 2022 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired.	Six	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment Advisor) (2009-Present).	Six	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Partner, Cognios Capital (investment management firm) (2015-2020) Chief Executive officer (2015-2019).	Six	Volt ETF Trust
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Six	None
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present)	Six	Lind Capital Partners Municipal Credit Income Fund (2021–present)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013	Chief Executive Officer, M3Sixty Administration, LLC (2013-present)	Six	None

* The Interested Trustee is an Interested Trustee because he is an officer and principal owner of the Administrator.

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Richard Yates YOB: 1965	Chief Compliance Officer and Secretary	Since 2021	Of Counsel, McElroy Deutsch (2020-present); Head of Compliance, M3Sixty Administration, LLC (2021-present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2021-present); Founder, The Yates Law Firm (2018-2020); Chief Legal Officer, Manning & Napier, Inc. (2000-2018).	N/A	N/A
Larry E. Beaver, Jr. YOB: 1969	Treasurer	Since 2021	Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Assistant Treasurer, 360 Funds Trust (2017-2021); Chief Accounting Officer, Amidex Funds, Inc. (2003-2020); Assistant Treasurer, Capital Management Investment Trust (2017-2018); Assistant Treasurer, IDX Funds (2017-2021; Assistant Treasurer, WP Funds Trust (2017-2021).	N/A	N/A
Tony DeMarino YOB: 1970	Anti-Money Laundering (“AML”) Officer	Since 2022	Principal Executive Officer, Matrix 360 Distributors, LLC (2022-present); Partner, Primark Capital (2020-2022); Head of Distribution, Cognios Capital ,LLC (2016-2020).	N/A	N/A

Timber Point Funds	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

March 31, 2022 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration LLC. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From the Funds[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$4,733	None	None	$4,733
Tom M. Wirtshafter	$4,333	None	None	$4,333
Gary W. DiCenzo	$4,733	None	None	$4,733
Steven D. Poppen	$4,733	None	None	$4,733
Thomas J. Schmidt	$4,333	None	None	$4,333
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers six (6) series of shares.
[2]	Figures are for the six month period ended March 31, 2022.

Timber Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses and Value of a $1,000 Investment for the period from 10/01/21 through 03/31/22

Global Fund:	Beginning Account Value (10/01/2021)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2022)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (-1.56%)	$1,000.00	1.53%	$984.40	$7.57
Hypothetical 5% Return
Institutional Class	$1,000.00	1.53%	$1,017.30	$7.70

Expenses and Value of a $1,000 Investment for the period from 10/01/21 through 03/31/22

Income Fund:	Beginning Account Value (10/01/2021)	Annualized Expense Ratio for the Period	Ending Account Value (03/31/2022)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Institutional Class (-2.64%)	$1,000.00	1.71%	$973.60	$8.41
Hypothetical 5% Return
Institutional Class	$1,000.00	1.71%	$1,016.40	$8.60

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read them carefully before you invest or send money.

Timber Point Funds	SEMI-ANNUAL REPORT

Information About Your Funds’ Expenses – (Unaudited) (continued)

Total operating expense ratios as stated in the current prospectus dated January 28, 2022 were as follows:

Timber Point Global Allocations Fund Institutional Class, gross of fee waivers or expense reimbursements	2.23%
Timber Point Global Allocations Fund Institutional Class, after waiver and reimbursement*	2.11%
Timber Point Alternative Income Fund Institutional Class, gross of fee waivers or expense reimbursements	2.46%
Timber Point Alternative Income Fund Institutional Class, after waiver and reimbursement*	1.91%

* Pursuant to an operating expense limitation agreements between the Adviser and the Funds, the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.60% of the average daily net assets of the Global Fund and 1.70% of the average daily net assets of the Income Fund through January 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Funds within three years from the date of the waiver or reimbursement, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment. Total Gross Operating Expenses during the six month period ended March 31, 2022 were 1.85% and 2.26% for the Global Fund’s and Income Fund’s Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 7) sections of this report for expense related disclosures during the six month period ended March 31, 2022.

Timber Point Funds	SEMI-ANNUAL REPORT

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Funds have established a liquidity risk management program (the “Liquidity Program”) that is reasonably designed to assess and manage the Funds’ liquidity risk, which generally represents the risk that the Funds could not meet redemption requests without significant dilution of remaining investors’ interests. The Board has appointed M3Sixty Administration, LLC (“M3Sixty”), as the administrator of the Liquidity Program. As administrator, M3Sixty is responsible for overseeing the daily operations of the Liquidity Program, and annually assessing, managing, and reviewing with the Board the liquidity risk of each series in the Trust. M3Sixty works with the Funds’ investment adviser, as necessary, to execute the Liquidity Program and address issues as they arise.

The Liquidity Program’s principal objectives include supporting the Funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the Funds cannot timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the periodic classification and reclassification of its investments into categories that reflect each investment adviser’s assessment of the Funds’ relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the Funds is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.

As required by the Liquidity Rule, at a meeting held on April 20, 2022, M3Sixty presented an annual assessment to the Board that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each Fund’s Highly Liquid Investment Minimum (“HLIM”). The annual assessment included consideration of the following factors, as applicable:

●	the Funds’ investment strategies and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund;
●	the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers;
●	the use of borrowings and derivatives for investment and redemption purposes;
●	short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and
●	holdings of cash and cash equivalents.

For each series in the Trust, the annual assessment incorporated a report related to each Fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of December 1, 2020 through November 30, 2021. The report described the methodology for classifying each Fund’s investments (including derivative transactions) into one of four liquidity categories, as well as the percentage of each Fund’s investments assigned to each category. It also explained the methodology for establishing a Fund’s HLIM and noted that the investment adviser reviews the HLIM assigned to each Fund no less frequently than annually.

During the period, M3Sixty did not identify any key factors or market event that impacted liquidity risk, other than factors such as portfolio composition and client base. During the assessment period, the Board did not approve any material changes to the program, and M3Sixty concluded,  and reported to the Board, that the Liquidity Program operated adequately and effectively and is reasonably designed to assess and manage each Fund’s liquidity risk.

360 FUNDS

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Timber Point Capital Management LLC

555 Pleasantville Road

Suite N202

Briarcliff Manor, NY 10510

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in the semi-annual reports to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(a)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: June 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: June 9, 2022